Fair value measurements - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Fair Value Disclosures [Abstract]
Derivative liability	¥ 0	$ 3,224	¥ 0
Derivative assets	¥ 100	$ 15	¥ 0